INCOME TAX EXPENSES - Per share effect of tax holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX EXPENSES
Net income per share effect - basic	¥ 0.06	¥ 0.02	¥ 0.14
Net income per share effect - diluted	¥ 0.06	¥ 0.02	¥ 0.13